Expenses Classified By Nature - Expenses Classified By Nature (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Financial
Interest and bank charges		$ 160,201	$ 167,945
Foreign exchange loss (gain)		2,838	(29,646)
Financial		163,039	138,299	[1]
General and administrative
Processor costs		69,518	56,555
Office		81,174	73,713
Salaries and fringe benefits		170,422	182,080
Research and development salaries		25,180	27,661
Stock-based compensation		10,622	10,289
Depreciation of property and equipment		8,925	8,181
Amortization of deferred development costs		10,275	5,942
Amortization of intangible assets		127,986	125,760
Professional fees		66,185	71,008
(Reversal of) Impairment of assets held for sale, associates and intangible assets		(6,799)	16,931
Bad debt		7,171	6,080
Loss on disposal of assets		599	923
General and administrative		571,258	585,123
Selling
Marketing		162,437	142,205
Royalties		30,272	20,580
Selling		192,709	162,785	[1]
Gaming duty		$ 130,771	113,102
Acquisition-related costs
Professional fees			199
Acquisition-related costs	[1]		$ 199

[1]	See notes 5 and 6 for further details on reclassifications.